Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Compensation and benefits
Salaries and variable compensation	2,536	2,653	2,462	5,189	5,044
Social security	283	188	229	471	451
Other	154	152	235	306	422
Compensation and benefits	2,973	2,993	2,926	5,966	5,917
Pension and other post-retirement expense	85	84	157	169	267
Severance and other compensation expense related to headcount reductions	63	24	90	87	157